Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 10,491,664
Less: allowance for doubtful accounts
Accounts receivable, net	$ 10,491,664